Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preference shares at par value (in Dollars per share)	$ 0.00002	$ 0.00002
Preference shares authorized	250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares authorized	4,750,000,000	4,750,000,000
Ordinary shares issued	1,660,786,600	1,653,265,600
Ordinary shares outstanding	1,498,714,100	1,605,275,500
Treasury stock – shares	162,072,500	47,990,100